Consolidated Balance Sheet (Parenthetical) - $ / shares	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Statement of Financial Position [Abstract]
Preferred stock, shares authorized	25,000,000	25,000,000	25,000,000
Preferred stock par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common stock par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares issued	384,292,103	383,958,598	252,227,035
Common stock, shares outstanding	384,292,103	383,958,598	252,227,035
Common stock subscribed, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, subscribed shares	943,000	943,000	943,000